Exploration and Evaluation Assets (Tables)	12 Months Ended
Apr. 30, 2022
Disclosure Of Exploration And Evaluation Assets [Abstract]
Summary of Exploration and Evaluation Assets
	AJC Properties	Creston Properties	AJC X Properties	Total
Acquisition costs:
Balance, April 30, 2020	$36	$2,001	$—	$2,037
Property disposition	(36)	—	—	(36)
Balance, April 30, 2021 and April 30, 2022	$—	$2,001	$—	$2,001
Exploration costs:
Balance, April 30, 2020	$2,008	$1,931	$—	$3,939
Maintenance	38	260	—	298
Property disposition	(2,046)	—	—	(2,046)
Foreign exchange	—	(104)	—	(104)
Balance, April 30, 2021	—	2,087		2,087
Maintenance	—	491	—	491
Drilling costs	—	353	—	353
Foreign exchange	—	89	61	150
Balance, April 30, 2022	$—	$3,020	$61	$3,081
Total Exploration and evaluation assets
Balance, April 30, 2021	$—	$4,088	$—	$4,088
Balance, April 30, 2022	$—	$5,021	$61	$5,082